Note P - Regulatory Matters - Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2014
Total capital	$ 118,456		$ 113,515
Total capital to risk weighted assets	16.60%		16.40%
Total capital for capital adequacy	8.00%
Common equity tier 1	$ 102,457		$ 97,316
Common equity tier 1 capital to risk weighted assets	14.30%		14.00%
Common equity tier 1 capital for capital adequacy	4.50%
Tier 1 capital	$ 110,957		$ 105,816
Tier 1 capital to risk weighted assets	15.50%		15.30%
Teir 1 capital for capital adequacy	6.00%			4.00%
Tier 1 capital average	$ 110,957		$ 105,816
Tier 1 capital average to risk weighted assets	11.00%		11.20%
Teir 1 capital average for capital adequacy	4.00%
Bank [Member]
Total capital	$ 107,929		$ 104,317
Total capital to risk weighted assets	15.30%		15.30%
Total capital for capital adequacy	8.00%		8.00%
Total capital for well capitalized to risk weighted assets	10.00%	[1]	10.00%
Common equity tier 1	$ 100,759		$ 96,946
Common equity tier 1 capital to risk weighted assets	14.30%		14.20%
Common equity tier 1 capital for capital adequacy	4.50%		4.50%
Common equity Tier 1 capital for well capitalized to risk weighted assets	6.50%	[1]	6.50%
Tier 1 capital	$ 100,759		$ 96,946
Tier 1 capital to risk weighted assets	14.30%		14.20%
Teir 1 capital for capital adequacy	6.00%		6.00%
Tier 1 capital for well capitalized to risk weighted assets	8.00%	[1]	8.00%
Tier 1 capital average	$ 100,759		$ 96,946
Tier 1 capital average to risk weighted assets	10.10%		10.40%
Teir 1 capital average for capital adequacy	4.00%		4.00%
Tier 1 capital average for well capitalized to average assets	5.00%	[1]	5.00%
Total capital for capital adequacy to risk weighted assets			$ 68,289
Common equity Tier 1 capital for well capitalized			44,388
Tier 1 capital for well capitalized			54,631
Tier 1 capital average for well capitalized			$ 46,461

[1]	For the Company, these amounts are required to engage in activities permissible only for a bank holding company that meets the financial holding company requirements. For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.